UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard Pasadena, CA 91101

Registrant’s telephone number, including area code:	(626) 844-9400

Name and address of agent for service:	Gregory B. McShea 385 East Colorado Boulevard Pasadena, CA 91101

Date of fiscal year end:	December 31, 2006

Date of reporting period:	September 30, 2006

Item 1 – Schedule of Investments

(Portfolio is inserted here)

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities	151.6%

Corporate Bonds and Notes	81.7%
Advertising	0.1%
Affinion Group, Inc.		10.125%	10/15/13	$100	$105
Lamar Media Corporation		6.625%	8/15/15	120	115

					220

Aerospace/Defense	1.1%
Northrop Grumman Corporation		7.750%	2/15/31	1,000	1,247
The Boeing Company		6.125%	2/15/33	600	647
TransDigm Inc.		7.750%	7/15/14	40	40	A

					1,934

Apparel	0.3%
Levi Strauss & Co.		9.750%	1/15/15	225	233
Levi Strauss & Co.		8.875%	4/1/16	70	70
Oxford Industries, Inc.		8.875%	6/1/11	270	275

					578

Auto Parts and Equipment	0.7%
Commercial Vehicle Group, Inc.		8.000%	7/1/13	250	239
Keystone Automotive Operations Inc.		9.750%	11/1/13	480	451
TRW Automotive Inc.		11.000%	2/15/13	90	98
Visteon Corporation		7.000%	3/10/14	185	166
Visteon Corporation		8.250%	8/1/10	245	239

					1,193

Automotive	1.7%
Asbury Automotive Group Inc.		9.000%	6/15/12	235	241
DaimlerChrysler NA Holdings Corp.		7.300%	1/15/12	1,000	1,063
DaimlerChrysler NA Holdings Corp.		8.500%	1/18/31	1,000	1,188
General Motors Corporation		8.375%	7/15/33	420	363

					2,855

Banking and Finance	3.4%
Boeing Capital Corporation		6.500%	2/15/12	1,000	1,060
Boeing Capital Corporation		5.800%	1/15/13	400	413
E*TRADE Financial Corporation		7.375%	9/15/13	140	143
E*TRADE Financial Corporation		7.875%	12/1/15	55	58
Fuji JGB Inv		9.870%	6/30/08	790	846	A,B
General Motors Acceptance Corp.		6.875%	8/28/12	150	148
General Motors Acceptance Corp.		8.000%	11/1/31	1,530	1,600
HSBC Finance Corporation		4.750%	7/15/13	1,670	1,613

					5,881

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Banks	0.3%
Washington Mutual Bank FA		5.500%	1/15/13	$440	$440

Builders-Residential/Commercial	0.3%
Beazer Homes USA, Inc.		8.125%	6/15/16	145	141
K Hovnanian Enterprises, Inc.		8.625%	1/15/17	430	427

					568

Building Materials	0.5%
Associated Materials Inc.		0.000%	3/1/14	720	396	C
NTK Holdings Inc.		0.000%	3/1/14	405	279	C
Nortek Inc.		8.500%	9/1/14	290	274

					949

Cable	2.8%
Charter Communication Holdings LLC		11.750%	5/15/14	220	157	B
Charter Communication Holdings LLC		11.000%	10/1/15	9	8	A
Charter Communication Holdings LLC		11.000%	10/1/15	330	300
Charter Communication Holdings II		10.250%	9/15/10	280	286
Charter Communication Holdings II		10.250%	10/1/13	167	170	A
Comcast Cable Communications, Inc.		6.750%	1/30/11	500	525
Comcast Corporation		5.900%	3/15/16	400	400
Comcast Corporation		7.050%	3/15/33	1,000	1,071
CSC Holdings Inc.		7.250%	4/15/12	250	249
CSC Holdings Inc.		7.875%	2/15/18	380	394
EchoStar DBS Corporation		7.000%	10/1/13	830	811	A
NTL Cable Plc		9.125%	8/15/16	125	129
LodgeNet Entertainment Corporation		9.500%	6/15/13	321	343

					4,843

Casino Resorts	1.2%
Inn of The Mountain Gods		12.000%	11/15/10	530	555
MGM Mirage Inc.		8.375%	2/1/11	170	177
Pinnacle Entertainment, Inc.		8.250%	3/15/12	250	253
Premier Entertainment Biloxi LLC		10.750%	2/1/12	707	719
Station Casinos, Inc.		7.750%	8/15/16	180	187
Station Casinos, Inc.		6.625%	3/15/18	150	135

					2,026

Chemicals	1.8%
Georgia Gulf Corporation		9.500%	10/15/14	350	348	A
Lyondell Chemical Company		10.500%	6/1/13	135	149
The Dow Chemical Company		6.000%	10/1/12	2,500	2,585

					3,082

Coal	0.4%
Alpha Natural Resources		10.000%	6/1/12	350	376
International Coal Group, Inc.		10.250%	7/15/14	260	247	A

					623

Computers Services and Systems	1.6%
Amkor Technology, Inc.		2.500%	5/15/11	85	71	D
DynCorp Inc.		9.500%	2/15/13	502	520
Electronic Data Systems Corporation		7.125%	10/15/09	700	732
Electronic Data Systems Corporation		7.450%	10/15/29	500	549
International Business Machines Corporation		4.750%	11/29/12	240	235
Sungard Data Systems Inc.		10.250%	8/15/15	630	649

					2,756

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Containers and Packaging	0.6%
Berry Plastics Holding Corp.		8.875%	9/15/14	$135	$136	A
Graham Packaging Company Inc.		9.875%	10/15/14	298	293
Graphic Packaging International Corp.		8.500%	8/15/11	40	41
Graphic Packaging International Corp.		9.500%	8/15/13	210	215
Owens-Brockway Glass Container Inc.		8.750%	11/15/12	330	348

					1,033

Construction Machinery	0.1%
H&E Equipment Services, Inc.		8.375%	7/15/16	90	92	A

Consumer Products	0.2%
American Greetings Corporation		7.375%	6/1/16	20	20
FTD, Inc.		7.750%	2/15/14	140	138
Playtex Products, Inc.		8.000%	3/1/11	150	156
Spectrum Brands, Inc.		7.375%	2/1/15	35	28

					342

Diversified Financial Services	3.1%
AAC Group Holding Corp.		0.000%	10/1/12	440	365	C
ACE Cash Express, Inc.		10.250%	10/1/14	70	71	A
CIT Group Inc.		7.750%	4/2/12	1,600	1,772
Citigroup Inc.		6.625%	6/15/32	1,000	1,094
CitiSteel USA Inc.		12.949%	9/1/10	350	361	B
General Electric Capital Corporation		3.750%	12/15/09	740	711
General Electric Capital Corporation		6.000%	6/15/12	700	727
General Electric Capital Corporation		5.450%	1/15/13	250	253

					5,354

Drug & Grocery Store Chains	1.3%
CVS Lease Pass Through		5.880%	1/10/28	1,578	1,561	A
Delhaize America, Inc.		9.000%	4/15/31	180	211
Safeway Inc.		5.800%	8/15/12	500	501

					2,273

Education	0.1%
Education Management LLC		8.750%	6/1/14	140	141	A

Electric	6.7%
Dominion Resources, Inc.		5.700%	9/17/12	770	775
Duke Energy Corporation		6.250%	1/15/12	250	260
Edison Mission Energy		7.500%	6/15/13	20	20	A
Edison Mission Energy		7.750%	6/15/16	180	182	A
Elwood Energy LLC		8.159%	7/5/26	353	372
Exelon Generation Co. LLC		6.950%	6/15/11	2,000	2,120
FirstEnergy Corp.		6.450%	11/15/11	610	636
FirstEnergy Corp.		7.375%	11/15/31	3,040	3,515
IPALCO Enterprises, Inc.		8.625%	11/14/11	130	139
MidAmerican Energy Holdings Company		5.875%	10/1/12	250	255
Niagara Mohawk Power Corporation		7.750%	10/1/08	1,500	1,566
Progress Energy, Inc.		7.100%	3/1/11	250	268
Progress Energy, Inc.		6.850%	4/15/12	750	801
The AES Corporation		9.000%	5/15/15	440	474	A
TXU Electric Delivery Company		7.000%	9/1/22	250	271

					11,654

Energy	0.8%
Midwest Generation LLC		8.560%	1/2/16	83	89
Midwest Generation LLC		8.750%	5/1/34	325	347
Mirant North America LLC		7.375%	12/31/13	350	350
NRG Energy, Inc.		7.375%	2/1/16	505	502
Orion Power Holdings, Inc.		12.000%	5/1/10	150	170

					1,458

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Entertainment	0.4%
AMC Entertainment Inc.		11.000%	2/1/16	$425	$463
Cinemark, Inc.		0.000%	3/15/14	15	12	C
Warner Music Group		7.375%	4/15/14	170	166

					641

Environmental Services	1.4%
Waste Management, Inc.		7.375%	5/15/29	2,000	2,289
Waste Management, Inc.		7.750%	5/15/32	40	48

					2,337

Food, Beverage and Tobacco	2.3%
Alliance One International, Inc.		11.000%	5/15/12	130	133
Altria Group, Inc.		7.000%	11/4/13	250	273
Altria Group, Inc.		7.750%	1/15/27	1,000	1,211
Dole Foods Co.		7.250%	6/15/10	285	264
Kraft Foods Inc.		5.250%	10/1/13	400	395
Nabisco Inc.		7.550%	6/15/15	1,500	1,706

					3,982

Gaming	0.2%
Isle of Capri Casinos		9.000%	3/15/12	20	21
Isle of Capri Casinos		7.000%	3/1/14	60	57
Pokagon Gaming Authority		10.375%	6/15/14	250	267	A

					345

Gas and Pipeline Utilities	2.1%
Colorado Interstate Gas Company		6.800%	11/15/15	150	151
Duke Energy Field Services Corporation		7.875%	8/16/10	750	812
Kinder Morgan Energy Partners, L.P.		7.125%	3/15/12	500	530
Panhandle Eastern Pipe Line Company		4.800%	8/15/08	400	394
Texas Eastern Transmission		5.250%	7/15/07	750	747
The Williams Companies, Inc.		7.500%	1/15/31	902	891
The Williams Companies, Inc.		8.750%	3/15/32	85	93

					3,618

Healthcare	2.1%
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	250	254
Tenet Healthcare Corporation		9.250%	2/1/15	2,810	2,705
Vanguard Health Holding Co. II, LLC		9.000%	10/1/14	735	713

					3,672

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Insurance	0.2%
Crum & Forster Holdings Corporation		10.375%	6/15/13	$360	$369

Investment Banking/Brokerage	4.1%
Credit Suisse First Boston, USA		6.500%	1/15/12	1,125	1,185
J.P. Morgan Chase & Co.		5.750%	1/2/13	1,750	1,790
J.P. Morgan Chase & Co.		5.125%	9/15/14	1,300	1,275
Morgan Stanley		6.600%	4/1/12	1,500	1,593
The Goldman Sachs Group, Inc.		6.600%	1/15/12	1,200	1,266

					7,109

Machinery	0.2%
Terex Corporation		7.375%	1/15/14	270	271

Manufacturing (Diversified)	2.3%
Eastman Kodak Co.		7.250%	11/15/13	1,800	1,758
Interface, Inc.		10.375%	2/1/10	400	436
Jacuzzi Brands, Incorporated		9.625%	7/1/10	535	567
Koppers Inc.		9.875%	10/15/13	138	149
Leiner Health Products L.P.		11.000%	6/1/12	280	271
Norcraft Companies, L.P.		9.000%	11/1/11	480	487
Nutro Products Inc.		10.750%	4/15/14	115	123	A
Rayovac Corporation		8.500%	10/1/13	165	143
Simmons Company		0.000%	12/15/14	90	64	B

					3,998

Media	3.5%
AOL Time Warner Inc.		6.150%	5/1/07	250	251
AOL Time Warner Inc.		6.875%	5/1/12	1,400	1,480
AOL Time Warner Inc.		7.700%	5/1/32	1,150	1,284
Barrington Broadcasting Group, LLC		10.500%	8/15/14	55	54	A
Clear Channel Communications, Inc.		4.900%	5/15/15	700	618
Liberty Media Corporation		3.750%	2/15/30	1,860	1,158	D
LIN Television Corporation		6.500%	5/15/13	120	112
News America Holdings Inc.		6.625%	1/9/08	300	305
News America Holdings Inc.		8.875%	4/26/23	400	485
Sinclair Broadcast Group, Inc.		8.000%	3/15/12	305	309

					6,056

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Medical Care Facilities	0.5%
DaVita, Inc.		7.250%	3/15/15	$300	$295
HCA, Inc.		6.300%	10/1/12	85	72
HCA, Inc.		6.500%	2/15/16	105	84
HCA, Inc.		7.690%	6/15/25	90	70
HCA, Inc.		7.500%	11/15/95	485	346

					867

Metals and Mining	0.9%
Alcoa Inc.		5.375%	1/15/13	750	751
International Steel Group, Inc.		6.500%	4/15/14	130	128
Metals USA, Inc.		11.125%	12/1/15	335	367
Mueller Group Inc.		10.000%	5/1/12	20	22
Mueller Holdings Inc.		0.000%	4/15/14	265	233	C

					1,501

Office Equipment	0.2%
Xerox Corporation		6.750%	2/1/17	280	284

Oil and Gas	7.4%
AmeriGas Partners, L.P.		7.250%	5/20/15	90	90
Belden & Blake Corporation		8.750%	7/15/12	750	771
Chesapeake Energy Corporation		6.375%	6/15/15	480	458
Chesapeake Energy Corporation		6.625%	1/15/16	30	29
Chesapeake Energy Corporation		6.500%	8/15/17	140	131
ConocoPhillips		4.750%	10/15/12	1,000	979
Devon Energy Corporation		7.950%	4/15/32	1,000	1,235
Devon Finance Corp. ULC		6.875%	9/30/11	2,000	2,128
El Paso Corporation		6.375%	2/1/09	333	332
El Paso Corporation		7.750%	6/15/10	1,496	1,548
El Paso Corporation		7.625%	7/15/11	500	513
El Paso Corporation		7.800%	8/1/31	210	215
Encore Acquisition		6.000%	7/15/15	45	41
Hess Corporation		7.300%	8/15/31	60	68
Hess Corporation		7.875%	10/1/29	1,640	1,938
Occidental Petroleum Corporation		6.750%	1/15/12	500	534
Parker Drilling Company		9.625%	10/1/13	300	327
Plains Exploration & Production Company		7.125%	6/15/14	190	199
Pride International, Inc.		7.375%	7/15/14	240	247
SESI LLC		6.875%	6/1/14	10	10	A
Suburban Propane Partners, LP		6.875%	12/15/13	580	560
Valero Energy Corporation		7.500%	4/15/32	400	463

					12,816

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Paper and Forest Products	2.5%
Appleton Papers Inc.		9.750%	6/15/14	$300	$296
NewPage Corporation		12.000%	5/1/13	310	321
Verso Paper Holdings LLC		9.125%	8/1/14	65	65	A
Verso Paper Holdings LLC		11.375%	8/1/16	125	124	A
Weyerhaeuser Company		6.750%	3/15/12	2,400	2,508
Weyerhaeuser Company		7.375%	3/15/32	1,000	1,036

					4,350

Publishing	0.4%
Dex Media East LLC		12.125%	11/15/12	122	136
Houghton Mifflin Co.		0.000%	10/15/13	210	183	C
PRIMEDIA Inc.		8.875%	5/15/11	315	308

					627

Real Estate	0.2%
Kimball Hill Inc.		10.500%	12/15/12	170	153
Ventas, Inc.		6.625%	10/15/14	260	261

					414

Rental Auto/Equipment	0.6%
Ashtead Capital Inc.		9.000%	8/15/16	109	113	A
Hertz Corporation		10.500%	1/1/16	645	710	A
Penhall International Corp.		12.000%	8/1/14	240	251	A

					1,074

Retail	0.6%
Blockbuster Inc.		9.000%	9/1/12	140	128
Brookstone, Inc.		12.000%	10/15/12	55	50
EPL Finance Corporation		11.750%	11/15/13	195	216	A
Neiman Marcus Group, Inc.		9.000%	10/15/15	190	202
Neiman Marcus Group, Inc.		10.375%	10/15/15	200	216
Stater Bros. Holdings Inc.		8.890%	6/15/10	170	172	B

					984

Retail (Food Chains)	0.2%
Denny’s Corporation/Denny’s Holdings		10.000%	10/1/12	90	93
Domino’s Inc.		8.250%	7/1/11	248	260

					353

Services (Diversified)	0.1%
Allied Security LLC		11.375%	7/15/11	40	40
Service Corporation International		7.375%	10/1/14	5	5	A
Service Corporation International		7.750%	6/15/17	140	134	A
Service Corporation International		7.625%	10/1/18	5	5	A

					184

Special Purpose	1.6%
Air 2 U.S.		8.027%	10/1/19	580	583	A
CCM Merger, Inc.		8.000%	8/1/13	140	134	A
GrafTech Finance Inc.		10.250%	2/15/12	70	74
Hexion US Finance Corp.		9.000%	7/15/14	280	286
Hughes Network Systems		9.500%	4/15/14	140	144	A
Milacron Escrow Corp.		11.500%	5/15/11	410	390
Rainbow National Services LLC		8.750%	9/1/12	100	107	A
Rainbow National Services LLC		10.375%	9/1/14	250	283	A
River Rock Entertainment		9.750%	11/1/11	380	404
UGS Corp.		10.000%	6/1/12	305	329

					2,734

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Telecommunications	4.0%
BellSouth Corporation		6.000%	10/15/11	$1,000	$1,023
Cincinnati Bell Inc.		6.300%	12/1/28	25	22
Cincinnati Bell Inc.		7.000%	2/15/15	330	323
Citizens Communications Company		9.250%	5/15/11	90	99
Citizens Communications Company		9.000%	8/15/31	80	86
Qwest Communications International Inc.		7.250%	2/15/11	160	160
Qwest Corporation		7.875%	9/1/11	390	410
Qwest Corporation		8.875%	3/15/12	140	153
Qwest Corporation		7.500%	10/1/14	295	305	A
SBC Communications Inc.		6.250%	3/15/11	1,000	1,032	E
Sprint Capital Corp.		6.000%	1/15/07	1,500	1,502
Sprint Capital Corp.		8.375%	3/15/12	1,450	1,625
XM Satellite Radio, Inc.		9.750%	5/1/14	200	191

					6,931

Telecommunications (Cellular/Wireless)	2.0%
AT&T Wireless Services, Inc.		7.500%	5/1/07	500	506
AT&T Wireless Services, Inc.		8.125%	5/1/12	500	563
Cingular Wireless LLC		6.500%	12/15/11	250	262
Hawaiian Telecom Communications, Inc.		12.500%	5/1/15	635	667
L-3 Communications Corporation		6.375%	10/15/15	430	418
Motorola, Inc.		7.625%	11/15/10	64	70
Rural Cellular Corp.		9.875%	2/1/10	235	245
Telcordia Technologies Inc.		10.000%	3/15/13	485	323	A
Ubiquitel Operating Co.		9.875%	3/1/11	150	163
Verizon Wireless Capital LLC		5.375%	12/15/06	250	250

					3,467

Transportation	12.6%
America West Airlines, Inc.		6.850%	7/2/09	389	387
America West Airlines, Inc.		8.057%	7/2/20	3,327	3,544
American Airlines, Inc.		7.800%	10/1/06	310	310
American Commercial Lines/ACL Finance Corp.		9.500%	2/15/15	136	148
Continental Airlines, Inc.		7.160%	3/24/13	961	932
Continental Airlines, Inc.		6.900%	1/2/18	1,072	1,103
Continental Airlines, Inc.		6.820%	5/1/18	1,004	1,028
Continental Airlines, Inc.		6.545%	2/2/19	1,919	1,953
Continental Airlines, Inc.		8.048%	11/1/20	744	793
Continental Airlines, Inc.		6.703%	6/15/21	1,046	1,046
GulfMark Offshore, Inc.		7.750%	7/15/14	270	271
H-Lines Finance Holding Corp.		0.000%	4/1/13	247	217	C
Horizon Lines, LLC		9.000%	11/1/12	244	251
Kansas City Southern Railway Co.		7.500%	6/15/09	150	150
Northwest Airlines Inc.		5.960%	8/6/13	2,547	2,419
Union Pacific Corporation		6.125%	1/15/12	2,000	2,071
United Air Lines, Inc.		7.032%	10/1/10	372	377

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Transportation—Continued
United Air Lines, Inc. Series 01-1		6.602%	9/1/13	$1,598	$1,602
US Airways, Inc. Series 89A2		9.820%	1/1/13	473	208	F
US Airways, Inc. Series 93A3		10.375%	3/1/13	236	104	F
US Airways, Inc. Series 98-1		6.850%	1/30/18	2,824	2,859

					21,773

Total Corporate Bonds and Notes
(Identified Cost—$137,142)					141,052

Asset-Backed Securities	8.7%
Fixed Rate Securities	5.3%
ACE Securities Corporation 2002-M Trust		0.000%	10/13/17	312	6	A,G
BankAmerica Manufactured Housing Contract 1997-2		6.900%	4/10/28	100	122
Captiva CBO 1997-1		6.860%	11/30/09	394	393	A,H
Conseco Finance Securitizations Corp. 2002-1		6.681%	12/1/33	1,040	1,064
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	733	594
FirstFed Corporation Manufactured Housing Contract 1996-1		8.060%	10/15/22	2,100	2,931	A
Green Tree Financial Corporation 1992-2		9.150%	1/15/18	576	497
Green Tree Financial Corporation 1993-1		8.450%	4/15/18	758	692
Green Tree Financial Corporation 1996-D		8.000%	9/15/27	213	203
Green Tree Financial Corporation 1999-4		6.970%	5/1/31	327	328
Mutual Fund Fee 2000-2		9.550%	4/30/08	561	38	A,F
Mutual Fund Fee 2000-3		9.070%	7/1/08	2,905	349	A
Oakwood Mortgage Investors Inc. 2002-B		6.060%	3/15/25	480	429
Pegasus Aviation Lease Securitization 2000-1		8.370%	3/25/30	1,300	819	A
Vanderbilt Mortgage Finance 1997-B		8.155%	10/7/26	693	712

					9,177

Floating Rate SecuritiesB	3.3%
ACE Securities Corp. 2005-SD1		5.730%	11/25/50	603	604
Banagricola DPR Funding		6.380%	3/15/10	1,465	1,465	A,H
Bayview Financial Asset Trust 2004-SSRA		5.930%	12/25/39	958	963	A
CS First Boston Mortgage Securities Corporation 2004-CF2		5.800%	5/25/44	590	590	A
Residential Asset Securities Corporation 2001-KS3		5.790%	9/25/31	813	817
Saxson Asset Securities Trust 2000-2		8.870%	7/25/30	1,183	1,199

					5,638

Stripped Securities	0.1%
Oakwood Mortgage Investors Inc. 2002-C		6.000%	8/15/10	788	119	I1

Total Asset-Backed Securities
(Identified Cost—$16,136)					14,934

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Mortgage-Backed Securities	8.6%
Fixed Rate Securities	4.1%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	$35	$35
Bear Stearns Asset Backed Securities, Inc. 2002-AC1		7.000%	1/25/32	1,828	1,842	A
Commercial Mortgage Acceptance Corporation 1997-ML1		6.570%	12/15/30	1,250	1,258
Commercial Mortgage Acceptance Corporation 1997-ML1		6.735%	12/15/30	1,544	1,557
Enterprise Mortgage Acceptance Company 1999-1		6.420%	10/15/25	250	108	A
GMAC Commercial Mortgage Security Inc. 1998-C1		6.700%	5/15/30	439	446
GMAC Commercial Mortgage Security Inc. 1998-C1		6.974%	5/15/30	1,000	1,024
Metropolitan Asset Funding, Inc. 1998-B1		8.000%	11/20/24	1,000	853

					7,123

Floating Rate SecuritiesB	2.6%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	1,050	1,033
Blackrock Capital Finance LP 1997-R2		6.672%	12/25/35	895	694	A
Harborview Mortgage Loan Trust 2004-8		5.730%	11/19/34	595	597
Harborview Mortgage Loan Trust 2005-9		7.080%	6/20/35	1,500	1,257
Merit Securities Corporation 11PA		7.574%	9/28/32	850	240	A
Washington Mutual 2004-AR12		5.765%	10/25/44	664	665

					4,486

Stripped Securities	1.9%
Bear Stearns Asset Backed Securities, Inc. 2006-SD3		0.000%	8/25/36	2,241	1,441	I2
LB-UBS Commercial Mortgage Trust 2001-C3		1.189%	6/15/36	2,749	104	A
Prime Mortgage Trust 2005-2		1.743%	10/25/32	4,209	311	I1
Prime Mortgage Trust 2005-5		0.873%	7/25/34	23,225	505	I1
Prime Mortgage Trust 2005-5		1.572%	7/25/34	3,344	260	I1
Residential Asset Mortgage Products, Inc. 2005-SL2		0.000%	2/25/32	824	645	I2

					3,266

Total Mortgage-Backed Securities
(Identified Cost—$14,865)					14,875

U.S. Government Securities	10.8%
Fixed Rate Securities	5.5%
United States Treasury Bonds		5.375%	2/15/31	2,500	2,700	J
United States Treasury Bonds		4.500%	2/15/36	850	814
United States Treasury Notes		3.375%	2/28/07	6,000	5,960	J

					9,474

Treasury Inflation-Protected SecuritiesK	5.3%
United States Treasury Inflation-Protected Security		3.625%	1/15/08	2,300	2,920	J,K
United States Treasury Inflation-Protected Security		3.000%	7/15/12	2,550	2,994	J,K
United States Treasury Inflation-Protected Security		2.000%	7/15/14	3,000	3,174	J,K

					9,088

Total U.S. Government Securities
(Identified Cost—$18,308)					18,562

U.S. Government Agency Mortgage-Backed Securities	7.7%
Fannie Mae		6.000%	10/15/36	12,000	12,053
Fannie Mae		6.500%	8/25/44	1,164	1,184

Total U.S. Government Agency Mortgage-Backed
Securities
(Identified Cost—$13,207)					13,237

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsH	26.9%
Aerospace/Defense	0.1%
Systems 2001 Asset Trust		6.664%	9/15/13	$252	$266	A

Cable	0.3%
Kabel Deutschland GmbH		10.625%	7/1/14	430	461	A

Chemicals	0.1%
Montell Finance Co. B.V.		8.100%	3/15/27	200	185	A

Electric	1.0%
Hydro-Quebec		6.300%	5/11/11	1,700	1,780

Energy	0.1%
Aquila Canada Finance Corporation		7.750%	6/15/11	110	116

Foreign Government	15.0%
Dominican Republic		9.500%	9/27/11	406	437	A
Federative Republic of Brazil		10.125%	5/15/27	143	192
Federative Republic of Brazil		7.125%	1/20/37	856	874
Federative Republic of Brazil		11.000%	8/17/40	4,479	5,834
Republic of Argentina		5.590%	8/3/12	818	762	B
Republic of Colombia		11.750%	2/25/20	768	1,075
Republic of Ecuador		10.000%	8/15/30	605	554	A,C
Republic of El Salvador		8.250%	4/10/32	625	716	A
Republic of Honduras		4.706%	10/1/11	184	182	B
Republic of Panama		9.375%	4/1/29	1,496	1,930
Republic of Panama		6.700%	1/26/36	431	427
Republic of Peru		5.000%	3/7/17	1,107	1,092	B
Republic of Peru		8.750%	11/21/33	950	1,164
Russian Federation		5.000%	3/31/30	7,605	8,488	C
United Mexican States		7.500%	4/8/33	1,870	2,157

					25,884

Insurance	0.6%
XL Capital Ltd.		5.250%	9/15/14	1,000	973

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsI (Continued)
Manufacturing (Diversified)	2.3%
Tyco International Group SA		6.375%	10/15/11	$1,000	$1,048
Tyco International Group SA		6.875%	1/15/29	2,615	2,911

					3,959

Media	N.M.
Quebecor Media Inc.		7.750%	3/15/16	55	55

Metals and Mining	0.1%
Chaparral Steel Co.		10.000%	7/15/13	20	22
RathGibson, Inc.		11.250%	2/15/14	170	175	A

					197

Oil and Gas	1.6%
Anadarko Finance Co.		6.750%	5/1/11	750	788
Anadarko Finance Co.		7.500%	5/1/31	1,000	1,143
Compagnie Generale de Geophysique SA (CGG)		7.500%	5/15/15	210	208
Pogo Producing Co.		6.875%	10/1/17	290	277
Western Oil Sands Inc.		8.375%	5/1/12	342	367

					2,783

Paper and Forest Products	0.1%
Domtar Inc.		7.875%	10/15/11	120	119

Semiconductor Equipment	0.1%
Magnachip Semiconductor SA		8.000%	12/15/14	235	143

Special Purposes	2.7%
Burlington Resources Finance		7.400%	12/1/31	450	546
Deutsche Telekom International Finance BV		5.250%	7/22/13	600	583
Nell AF S.A.R.L.		8.375%	8/15/15	150	149	A
Petrozuata Finance, Inc.		8.220%	4/1/17	2,880	2,808	A
UFJ Finance Aruba AEC		6.750%	7/15/13	500	535

					4,621

Telecommunications	1.4%
Axtel SA		11.000%	12/15/13	221	248
France Telecom SA		8.750%	3/1/31	600	783
INTELSAT		7.625%	4/15/12	310	271
Intelsat Bermuda Ltd.		9.250%	6/15/16	225	237	A
Intelsat Bermuda Ltd.		11.250%	6/15/16	340	361	A
Wind Acquisition Finance SA		10.750%	12/1/15	500	552	A

					2,452

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/SHARES		VALUE
Yankee BondsI (Continued)
Telecommunications (Cellular/Wireless)	0.1%
Vodaphone Group PLC		7.750%	2/15/10	$250		$268

Transportation	1.3%
Canadian Pacific Railroad Co.		6.250%	10/15/11	1,000		1,040
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)		9.375%	5/1/12	170		180
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)		12.500%	6/15/12	750		825
OMI Corporation		7.625%	12/1/13	200		202

						2,247

Total Yankee Bonds
(Identified Cost—$42,051)						46,509

Foreign Government Obligations	0.4%
Republic of Argentina		2.000%	1/3/10	1,200		762	B,L

Total Foreign Government Obligations
(Identified Cost—$755)						762

Preferred Stocks	3.5%
Chesapeake Energy Corporation		6.250%		.239	shrs	86	M
Fannie Mae		5.375%		.015		1,444	M
Freddie Mac		3.850%		.1		4	N
Freddie Mac		5.000%		.2		9
General Motors Corporation		5.250%		225		4,527	M

Total Preferred Stocks
(Identified Cost—$5,140)						6,070

Trust Preferred Securities	3.3%
Corporate-Backed Trust Certificates		7.375%		34		598
Corporate-Backed Trust Certificates		8.000%		16		294
CORTS Trust for Ford Motor Co.		8.000%		155		2,857
PreferredPlus TR-CCR1		8.250%		5		98
SATURNS-F 2003-5		8.125%		104		1,926

Total Trust Preferred Securities
(Identified Cost—$5,022)						5,773

Total Long-Term Securities
(Identified Cost—$252,627)						261,774

Short-Term Security	5.5%
Repurchase Agreement
Merrill Lynch
5.27% dated 9/30/06, to be repurchased at $9,584 on 10/2/06
(Collateral: $12,900 Resolution Funding Corp. (RFCO) Strips, 4.700%				9,580		9,580

due 10/15/12, value $9,772)
Total Short-Term Security
(Identified Cost—$9,580)						9,580

Total Investments	157.1%
(Identified Cost—$262,206)						271,354

Other Assets Less Liabilities	(15.4)%					(26,664)
Liquidation Value of Preferred Shares	(41.7)%					(72,000)

Net Assets Applicable to Common Shareholders	100.0%					$172,690

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts Written
U.S Treasury Note Futures	December 2006	104	$(135)

			$(135)

A	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 15.4% of net assets applicable to common shareholders.
B	Floating Rate Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of September 30, 2006.
C	Stepped-Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.
D	Convertible Bond - Bond may be converted into the issuer’s common stock.
E	Collateral to cover futures contracts written.
F	Bond is in default as of September 30, 2006.
G	Zero-Coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	Yankee Bond - A dollar-denominated bond issued in the U.S. by a foreign entity.
I	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of the interest due.
J	Position, or a portion thereof, with an aggregate market value of $17,748 have been segregated to collateralize reverse repurchase agreements.
K	Treasury Inflation Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (CPI) for all Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
L	Denominated in Argentine peso.
M	Convertible Preferred Stock - Stock may be converted into the issuer’s common stock.
N	Indexed Security - The rate of interest on this type of security is based on the Constant Maturity Treasury (CMT) index. The coupon rate is as of September 30, 2006.
N.M.	-Not meaningful.

Notes

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Trustees or the Fund’s Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Trustees or the Fund’s Valuation Committee consider all relevant qualitative and quantitative information available. The factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

The following is a summary of open swap contracts outstanding at September 30, 2006.

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation) A
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1- Month LIBORC + 160 bp*, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1- Month LIBORC + 250 bp*, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (ACE Securities Corporation, 1- Month LIBORC + 138 bp*, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (ACE Securities Corporation 2005-HE1, 1- Month LIBORC + 220 bp*, due 2/25/35)	February 25, 2035	2.06% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust, 1- Month LIBORC + 190 bp*), due 10/25/34)	October 25, 2034	1.37% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1- Month LIBORC + 130 bp*, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1- Month LIBORC + 200 bp*, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4, 1- Month LIBORC + 300 bp*, due 3/25/34)	March 25, 2034	2.20% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1- Month LIBORC + 225 bp*, due 11/25/34)	November 25, 2034	1.33% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1- Month LIBORC + 350 bp*, due 11/25/34)	November 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust, 1- Month LIBORC + 180 bp*, due 11/25/34)	November 25, 2034	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation) A
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3, 1- Month LIBORC + 315 bp*, due 11/25/34)	November 25, 2034	2.18% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1- Month LIBORC + 135 bp*, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1- Month LIBORC + 200 bp*, due 1/25/35)	January 25, 2035	2.08% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1- Month LIBORC + 190 bp*, due 3/25/35)	March 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1- Month LIBOR[1] + 325 bp*, due 3/25/35)	March 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1, 1- Month LIBORC + 350 bp*), due 2/25/34)	February 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1- Month LIBORC + 170 bp*, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1- Month LIBORC + 275 bp*, due 2/25/35)	February 25, 2035	2.08% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1- Month LIBORC + 153 bp*, due 12/25/34)	December 25, 2034	1.31% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1- Month LIBORC + 240 bp*, due 12/25/34)	December 25, 2034	2.08% Monthly	Specified Amount upon credit event noticeB	43	1

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation) A
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1, 1- Month LIBORC + 225 bp*, due 9/25/35)	September 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4, 1- Month LIBORC + 375 bp*, due 4/25/35)	April 25, 2035	2.15% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1- Month LIBORC + 130 bp*, due 10/25/35)	October 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1- Month LIBORC + 205 bp*, due 10/25/35)	October 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1, 1- Month LIBORC + 135 bp*, due 9/25/35)	September 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1- Month LIBORC + 130 bp*, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1- Month LIBORC + 215 bp*, due 1/25/35)	January 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2, 1- Month LIBORC + 325 bp*), due 8/25/34)	August 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1- Month LIBORC + 140 bp*, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1- Month LIBORC + 205 bp*, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1- Month LIBORC + 135 bp*, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2006 (Unaudited)

(Amounts in thousands)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation) A
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1- Month LIBORC + 195 bp*, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	$43	$1

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1- Month LIBORC + 155 bp*, due 1/25/36)	January 25, 2036	1.36% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1- Month LIBORC + 250 bp*, due 1/25/36)	January 25, 2036	2.18% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1, 1- Month LIBORC + 230 bp*, due 6/25/34)	June 25, 2034	1.37% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1- Month LIBORC + 165 bp*, due 1/25/35)	January 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1- Month LIBORC + 260 bp*, due 1/25/35)	January 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Merrill Lynch (iBoxx CDX NA IG)	June 20, 2010	Specified Amount upon credit event noticeD	0.40% Quarterly	15,000	235

					$245

A	“-” refers to amounts less than $1,000.
B	Upon Bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.
C	As of September 30, 2006, the 1 month London Interbank Offered Rate was 5.32%.
D	Upon Bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.
*	100 basis points = 1%.

Item 2 – Controls and Procedures

(a)	Western Asset Premier Bond Fund’s (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Premier Bond Fund

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Premier Bond Fund

Date: November 27, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Premier Bond Fund

Date: November 20, 2006